Mineral Properties	6 Months Ended
Dec. 31, 2011
Mineral Properties [Abstract]
Mineral Properties
8.	Mineral Properties:

The Company has capitalized acquisition costs on mineral properties as follows:

	December 31, 2011	June 30, 2011
Iris Royalty	50,000	50,000
Morelos	100,000	100,000
San Miguel Project	21,992,263	21,992,263
Sleeper	25,891,490	24,827,490
Mill Creek	2,096,616	2,096,616
Spring Valley	385,429	385,429
Reese River	64,061	64,061
	$50,579,859	$49,515,859

During the six month period ended December 31, 2011, the Company purchased mineral claims that are related to the Sleeper Gold Project for shares in the Company's common stock.  The fair value of the shares issued were $964,000.

During the six month period ended December 31, 2011, the Company made a payment for $100,000 towards a previously purchased mineral claim that is part of the Sleeper Gold Project.